Vessels, Net	6 Months Ended
Jun. 30, 2017
VESSELS, NET [Abstract]
Vessels, Net
NOTE 4 - VESSELS, NET

Vessels	Cost	Accumulated Depreciation	Net Book Value
Balance December 31, 2015	$ 1,506,188	$ (276,139)	$ 1,230,049
Additions	15,341	(55,983)	(40,642)
Vessel impairment losses	(42,231)	15,030	(27,201)
Transfer to vessel held for sale	(125,000)	—	(125,000)

Balance December 31, 2016	$ 1,354,298	$ (317,092)	$ 1,037,206
Additions	77,409	(27,009)	50,400
Disposals	(4,291)	323	(3,968)

Balance June 30, 2017	$ 1,427,416	$ (343,778)	$ 1,083,638

On December 30, 2016, Navios Partners acquired from an unrelated third party the Navios Beaufiks, a 2004-Japanese-built Capesize vessel of 180,310 dwt, for an acquisition cost of $15,341.
On June 7, 2017, Navios Partners acquired from an unrelated third party the Navios Prosperity I, a 2007 South Korean-built Panamax vessel of 75,527 dwt, for an acquisition cost of $13,687.
On June 9, 2017, Navios Partners acquired from an unrelated third party the Navios Ace, a 2011 South Korean-built Capesize vessel of 179,016 dwt, for an acquisition cost of $31,364.

On April 21, 2017, Navios Partners sold the vessel Navios Apollon to an unrelated third party for a net sale price of $4,750. The aggregate net carrying amount of the vessel including the remaining carrying balance of dry dock and special survey costs of $782 amounted to $4,750 as at the date of sale.

On May 25, 2017, Navios Partners purchased five container vessels, including working capital items, and the charter out contracts from Rickmers Trust for a purchase price of $59,000 in cash plus transaction costs of $1,696. The vessel acquisitions were treated as asset acquisitions and recorded at fair value. The fair value of the vessels was $32,358 and the time charters of $27,457 (see Note 5).

Deposits for vessel acquisitions represent deposits for vessels to be delivered in the future. As of June 30, 2017 and December 31, 2016, Navios Partners deposits amounted to $9,904 and $0, respectively.

Navios Containers

On June 8, 2017, Navios Containers purchased from Navios Partners the five container vessels and the charter out contracts for a purchase price of $64,000. The payment terms included a $24,000 credit by Navios Partners for a period of up to 90 days from the purchase date at LIBOR plus 375 bps, of which an amount of $10,000 was paid as of June 30, 2017. The vessel acquisitions were treated as a transaction between entities under common control which is eliminated upon consolidation.

Vessel impairment losses
On January 9, 2017, Navios Partners entered into a Memorandum of Agreement with an unrelated third party for the disposal of the Navios Apollon for a net sale price of $4,750. The vessel is subject to an existing time charter with an unrelated charterer and was not immediately available for sale and therefore did not qualify as an asset held for sale as of December 31, 2016. As of December 31, 2016, the Company had a current expectation that the vessel would be sold before the end of its previously estimated useful life, and as a result performed an impairment test of the specific asset group. An impairment loss of $10,008 has been recognized under the line item “Vessel impairment losses” in the Consolidated Statements of Operations as of December 31, 2016. The vessel was sold on April 21, 2017.
During June 2016, Navios Partners entered into a Memorandum of Agreement with an unrelated third party, for the disposal of the MSC Cristina. The vessel was subject to an existing time charter and management had committed to a plan to sell the vessel to the current charterer prior to June 2017.
As of December 31, 2016, the vessel had been classified as held for sale as the relevant criteria for the classification were met and, therefore, it was presented in the consolidated balance sheets at its fair value less cost to sell totaling $125,000. An impairment loss of $17,193 for the vessel held for sale, was included under “Vessel impairment losses” in the condensed consolidated Statements of Operations as of June 30, 2016. The vessel was sold on January 12, 2017 and proceeds from the sale of the vessel were used to fully repay the outstanding amount of the April 2015 Credit Facility and the June 2016 Credit Facility (see Note 6). The loss on sale of the vessel was $1,260 (see Note 18).